PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

The components of property and equipment are as follows:

	December 31,
	2012	2011
Land	$1,808,958	$1,808,958
Buildings and improvements	9,075,751	8,685,469
Construction in process	—	21,270
Furniture and equipment	1,171,726	919,468
	12,056,435	11,435,165
Less accumulated depreciation	(1,898,506)	(1,347,011)

	$10,157,929	$10,088,154

Depreciation expense for the years ended December 31, 2012 and 2011 amounted to $551,495 and $566,608, respectively.